Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Expenses:
Research and development	$ 13,973	$ 12,218	$ 23,707	$ 24,355	$ 44,845	$ 55,267
General and administrative	10,411	4,843	15,152	10,047	18,707	18,000
Total operating expenses	24,384	17,061	38,859	34,402	63,552	73,267
Loss from operations	(24,384)	(17,061)	(38,859)	(34,402)	(63,552)	(73,267)
Other income, net:
Interest income	690	1,386	1,610	2,971	5,357	7,892
Other income (expense), net	1		1	(2)	(2)	12
Total other income, net	691	1,386	1,611	2,969	5,355	7,904
Net loss	(23,693)	(15,675)	(37,248)	(31,433)	(58,197)	(65,363)
Comprehensive loss:
Net loss	(23,693)	(15,675)	(37,248)	(31,433)	(58,197)	(65,363)
Unrealized gain (loss) on short-term investments	(9)	(36)	(96)	(125)	(57)	81
Comprehensive loss	$ (23,702)	$ (15,711)	$ (37,344)	$ (31,558)	$ (58,254)	$ (65,282)
Net loss per share - basic	$ (1.06)	$ (0.7)	$ (1.66)	$ (1.41)	$ (2.6)	$ (3.85)
Net loss per share - diluted	$ (1.06)	$ (0.7)	$ (1.66)	$ (1.41)	$ (2.6)	$ (3.85)
Shares used in calculation, basic	22,450	22,356	22,429	22,328	22,360	16,984
Shares used in calculation, diluted	22,450	22,356	22,429	22,328	22,360	16,984